ProShares®

ProShare Advisors LLC

7501 Wisconsin Avenue

Suite 1000

Bethesda, MD 20814-6527

Phone:	240.497.6400
Fax:	240.497.6530

February 12, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)
(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the Prospectus dated October 1, 2012 and Statement of Additional Information dated October 1, 2012, each as supplemented February 7, 2013 for ProShares Credit Suisse 130/30, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort MSCI Brazil, ProShares UltraShort MSCI Mexico Investable Market, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Brazil, ProShares Ultra MSCI Mexico Investable Market, ProShares Ultra High Yield and ProShares Ultra Investment Grade Corporate, each a series of the Trust, that would have been filed under paragraph (b) or (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 80 to the Trust’s Registration Statement on Form N-1A, which was effective with the Securities and Exchange Commission on February 7, 2013 (Accession No. 0001193125-13-041773).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6577.

Sincerely,

/s/ Kenneth C. Fang
Kenneth C. Fang
Vice President and Legal Counsel